Note 7 - Long-term Debt - Revolving Line of Credit Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Outstanding borrowings	$ 20,508	$ 1,000
Interest rate	1.71%	1.38%
Maximum amount of borrowings	$ 58,323	$ 107,967
Average outstanding borrowings	$ 22,357	$ 33,453
Weighted average interest rate (Rate)	1.37%	1.95%